Statement of Financial Position (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	1,278	3,217
Prepaid expenses	1,084	6,584
Other receivable	665	11,743
Total Current Assets	3,027	21,544
Equipment, net of depreciation	883	1,167
Total Assets	3,910	22,711
Current Liabilities
Accounts payable	195,195	153,212
Loans payable	82,065	26,011
Due to related parties	128,771	72,159
Derivative liabilities	1,115	62
Total Liabilities	407,146	251,444
STOCKHOLDERS' DEFICIT
Capital Stock Authorized: Unlimited common voting shares without par value Issued: 10,368,103 common shares (2010 - 10,268,103)	13,321,807	13,306,807
Additional paid in capital	3,263,866	3,263,866
Deficit accumulated during the exploration stage	(16,988,909)	(16,799,406)
Total Stockholders Equity	(403,236)	(228,733)
Total Liabilities and Stockholders Equity	3,910	22,711